T. Rowe Price Institutional Core Plus Fund (Prospectus Summary) | T. Rowe Price Institutional Core Plus Fund
Institutional Core Plus Fund
Investment Objective(s)
The fund seeks to maximize total return through income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Core Plus Fund (Prospectus Summary) T. Rowe Price Institutional Core Plus Fund Institutional Core Plus Fund
Management fees	0.37%	[1]
Other expenses	0.07%	[1]
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	0.46%	[1],[2]
Fee waiver/expense reimbursement	(0.06%)	[1],[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.40%	[2],[3]
[1]	Restated to reflect current fees.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[3]	T. Rowe Price Associates, Inc., has contractually agreed to indefinitely limit its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage and other transacation costs; and nonrecurring, extraordinary expenses) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.40%. The agreement may only be terminated with approval by the fund’s shareholders. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.40% (excluding interest; expenses related to borrowing, taxes, and brokerage and other transaction costs; and nonrecurring, extraordinary expenses). However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) any expense limitation in place at the time such amounts were waived; or (2) any current expense limitation.
[4]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	T. Rowe Price Institutional Core Plus Fund (Prospectus Summary) T. Rowe Price Institutional Core Plus Fund Institutional Core Plus Fund USD ($)
1 Year	$ 41
3 Years	128
5 Years	224
10 Years	$ 505

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 112.3% of the average value of its portfolio.
Principal Investment Strategies

The fund intends to invest at least 65% of its net assets (including any borrowings for investment purposes) in a “core” portfolio of investment grade, U.S. dollar-denominated fixed income securities that may include, but are not limited to, debt instruments issued by the U.S. government and its agencies, corporate bonds, and mortgage-backed and asset-backed securities. Normally, the fund will also maintain a “plus” portion of its portfolio in other sectors of the bond market, including high yield, non-U.S. dollar-denominated, emerging market securities, and bank loans (or leveraged loans) to seek additional returns.

Under normal conditions, the fund expects to maintain an effective duration (which measures the portfolio’s price sensitivity to interest rate changes) within +/-20% of the Bloomberg Barclays U.S. Aggregate Bond Index. As of July 31, 2020, the effective duration of this index was 6.01 years; however, it will change over time.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years and takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying the fund’s duration by an expected change in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

Individual bond investments in the core portfolio will be rated investment grade, with a minimum credit quality of BBB- (or an equivalent rating). Ratings will be determined, at the time of purchase, by at least one credit rating agency or, if not so rated, a comparable rating by

T. Rowe Price. If a security is split rated (i.e., at least one below investment-grade rating and at least one investment-grade rating), the higher rating will be used. The fund, in the aggregate, will seek to maintain a weighted average credit rating of A- or better, based on the weighted average credit quality of the fund’s portfolio securities. As of July 31, 2020, the fund’s weighted average credit quality was A.

The plus portion of the fund’s portfolio may consist of below investment-grade bonds, also known as “junk” bonds, issued by companies in the U.S. and other developed countries (not to exceed 20% of the fund’s net assets), below investment-grade emerging market debt instruments (not to exceed 10% of the fund’s net assets), non-U.S. dollar-denominated debt instruments (not to exceed 20% of the fund’s net assets), and convertible and preferred securities (not to exceed 10% of the fund’s net assets), as well as other investments. The fund may invest in currencies without holding any bonds or other securities denominated in those particular currencies.

The fund may continue to hold an investment in its core portfolio that is downgraded to below investment grade after purchase. If such rating downgrades cause high yield exposure to exceed 20% of net assets or below investment-grade emerging market securities to exceed 10% of net assets, the fund will seek to reduce its exposure within a reasonable period of time.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

While most assets will typically be invested in bonds, the fund also uses interest rate futures and forward currency exchange contracts in keeping with its objective(s). Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts would be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

LIBOR Transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Bank loans Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Derivatives The use of interest rate futures and forward currency exchange contracts exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments may lack liquidity and be difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in interest rates or currency values will not be accurately predicted, which could significantly harm the fund’s performance, and the risk that regulatory developments could negatively affect the fund’s investments in such instruments. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

TBAs and dollar rolls Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Forward settling securities, such as TBAs, involve leverage which may magnify investment risks and can cause losses to be realized more quickly. In addition, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Convertible securities and preferred stocks Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

The fund’s return for the six months ended 6/30/20 was 3.54%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/2019	3.41%	Worst Quarter	6/30/2013	-2.91%

Average Annual Total Returns Periods ended December 31, 2019

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Average Annual Total Returns - T. Rowe Price Institutional Core Plus Fund (Prospectus Summary) - T. Rowe Price Institutional Core Plus Fund	Label	1 Year	5 Years	10 Years	Inception Date
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index		8.72%	3.05%	3.75%
Lipper Core Plus Bond Funds Average	Lipper Core Plus Bond Funds Average
Lipper Core Plus Bond Funds Average		9.30%	3.19%	4.32%
Institutional Core Plus Fund		9.56%	3.48%	4.34%	Nov. 30, 2004
Institutional Core Plus Fund | After Taxes on Distributions		8.22%	2.15%	2.82%
Institutional Core Plus Fund | After Taxes on Distributions and Sales		5.63%	2.06%	2.74%

Updated performance information is available through troweprice.com.